Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 35. Subsequent events
The Company has evaluated subsequent events as of December 31, 2020 to assess the need for potential recognition or disclosure in these consolidated financial statements. The Company assessed such events until April 27, 2021, the date on which these financial statements were available to be issued.

•
On January 11 and 19, 2021, Vista Argentina signed a loan agreement with Banco de la Provincia de Buenos Aires S.A. in argentine pesos for an amount equivalent of 5,271 and 3,480, at an annual fixed interest rate of 40% and 41%, with expiration date as of July 8, 2021 and July 16, 2021, respectively. Likewise, on February 11 and 19, 2021, and on March 8 and 16, 2021 Vista Argentina paid interest corresponding to the same loan agreement for an amount in argentine pesos equivalent to 519.

•	On January 13, 2021, Vista Argentina paid interest corresponding to Banco Macro loan for an amount in argentine pesos equivalent to 2,168.

•
On January 15, 2021, February 10, 2021 and March 3, 2021 Vista Argentina signed a loan agreement with Bolsas y Mercado Argentinos S.A. in argentine pesos for an amount equivalent to 9,355, 5,665 and 11,093; at an annual fixed interest rate of 33.09%, 32.36% and 32.97% respectively, guaranteed by government bonds.

•
On January 19, 2021, Vista Argentina signed a loan agreement with Banco Santander International for an amount of 11,700; at an annual fixed interest rate of 1.8% and expiration date as of January 20, 2026.

•
On January 20, 2021 Vista Argentina, VISTA, Vista Oil & Gas Holding I, S.A. de C.V. (“Vista Holding I”), and Vista Holding II, entered into a fourth amendment to the Syndicated Loan, that included modifications to certain definitions. Likewise, Vista Argentina paid principal and interest of the same agreement for an amount of 50,893.

On the same date, Vista Argentina entered into the first amendment to the loan agreement signed in July 2020 with a bank syndicate (“Syndicated Loan Pesos”) that includes a new tranche that should be disbursed on July 20, 2021 for an amount in argentine pesos equivalent to 38,250.
With this new tranche, Vista will refinance 85% of the principal installment of the Syndicated Loan whose maturity is July 2021.
Additionally, the second tranche of the Syndicated Loan Pesos was received for an amount in argentine pesos equivalent to 27,000, at an annual floating interest rate equal to Badlar plus an additional margin, and with expiration date on July 20, 2022.
Likewise, on January 20 and February 22, 2021, Vista Argentina paid interest of the first and second tranche of the same agreement for a total amount in argentine pesos equivalent to 2,176.

•
On January 29, 2021, Vista Argentina received the third tranche of the loan agreement signed with Banco BBVA Argentina S.A. in July 2020, for an amount in argentine pesos equivalent to 1,664; at an annual floating interest rate equal to Badlar plus an applicable margin of 8%, and expiration date as of July 31, 2022. On the same date, Vista Argentina paid principal and interest corresponding to the loan agreement signed with the same bank on July, 2019 and April, 2020 for an amount of 1,940 and 2,522, respectively; and paid interest corresponding to the loan agreement signed on July and October, 2020 for an amount in argentine pesos equivalent to 295.

•
On February 1 and 8, 2021, Vista Argentina paid interest corresponding to ON I; ON II and ON IV for an amount of 993, 1,071 and 647, respectively. Likewise, on February 22, 2021 and March 4, 2021, Vista Argentina paid interest corresponding to ON III and ON VI for an amount of 882 and 80, respectively.

•	On March 10, 2021, under the Notes Program mentioned in Note 18.1, Vista Argentina issued the following non-convertible debt securities:

•	ON Class VII: for an amount of 42,371, at a fixed annual interest rate of 4.25% and expiration date on March 10, 2024.

•	ON Class VIII: for a nominal amount of 9,323,430 UVA (acquisitive value units) equivalent to 7,163, at a fixed annual interest rate of 2.73% and expiration date on September 10, 2024.

•	On March 12, 2021, Vista Argentina pre-canceled the following loans agreement:

•	The first and second tranche of the Syndicated Loan Pesos for a total amount in Argentine pesos equivalent to 10,917 and 26,306, respectively.

•	The tranches of the loan agreement entered with Banco BBVA Argentina S.A. received in July and October 2020, for a total amount in argentine pesos equivalent to 1,395 and 1,511, respectively.

•	The tranches of the Syndicated Loan with an expiration date on January and July 2022, for a total amount of 4,530.

•
On March 26, 2021, under the Notes Program mentioned in Note 18.1, Vista Argentina issued additional ON Class VIII for a nominal amount of 33.966.570 UVA equivalent to 26,231 with the same terms of maturity and interest as the ones issued in UVA on March 10, 2021.

Additionally, on the same date, Vista Argentina
pre-cancelled
the following:

•	The loans agreement signed with Banco de la Provincia de Buenos Aires S.A. on January 11 and 19, 2021 for a total amount in argentine pesos equivalent to 8,306.

•	The third tranche of the loan agreement signed with Banco BBVA Argentina S.A. in July 2020, for a total amount in argentine pesos equivalent to 1,692.

•	On April 5, 2021, Vista Argentina paid principal and interest of the loan agreement signed with Banco BBVA Argentina S.A. in April 2020 for a total amount in argentine pesos equivalent to 2,178.

•	On April 5 and 9, 2021, Vista Argentina pre-cancelled the loan agreement signed with Banco Macro i n July 2020 for a total amount in argentine pesos equivalent to 21,467.
The Company will continue to monitor the
COVID-19
pandemic situation and the fluctuation of oil prices and is prepared to take any necessary measures to protect its financial position and operating performance.
There are no other events or transactions that occurred between the closing date of the year and the date of issuance of the consolidated financial statements that could significantly affect equity or the Company’s results as of closing date.